Loans Held for Investment - Loan risk rating (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Loans	Mar. 31, 2021 USD ($) Loans	Dec. 31, 2021 USD ($) Loans	Dec. 31, 2020 USD ($) Loans
Loans and Financing Receivable
Number Of Loans | Loans	25		21	20
Principal Balance	$ 567,520,973		$ 480,151,151	$ 424,174,758
Carrying Value	571,727,777		483,331,795	426,019,273
Allowance for Loan and Lease Losses, Real Estate	(13,708,777)		(13,658,481)	(3,738,758)
Carrying Value	$ 558,019,000		$ 469,673,314	$ 422,280,515
% of Total	100.00%		100.00%	100.00%
Total, net of allowance for loan losses	$ 558,019,000	$ 406,068,871	$ 469,673,314	$ 422,280,515
1
Loans and Financing Receivable
Number Of Loans | Loans	0		0	0
Principal Balance	$ 0		$ 0	$ 0
Carrying Value	$ 0		$ 0	$ 0
% of Total	0.00%		0.00%	0.00%
2
Loans and Financing Receivable
Number Of Loans | Loans	2		2	1
Principal Balance	$ 25,000,000		$ 25,000,000	$ 7,000,000
Carrying Value	$ 25,041,590		$ 25,041,124	$ 7,000,000
% of Total	4.40%		5.20%	1.60%
3
Loans and Financing Receivable
Number Of Loans | Loans	19		15	14
Principal Balance	$ 435,383,446		$ 349,273,811	$ 323,696,475
Carrying Value	$ 439,254,137		$ 352,164,409	$ 325,284,285
% of Total	76.80%		72.90%	76.40%
4
Loans and Financing Receivable
Number Of Loans | Loans	1	3	1	3
Principal Balance	$ 60,583,057		$ 60,012,639	$ 72,861,587
Carrying Value	$ 60,583,057		$ 60,012,639	$ 73,079,804
% of Total	10.60%		12.40%	17.20%
5
Loans and Financing Receivable
Number Of Loans | Loans	0	1	0	1
Principal Balance	$ 0		$ 0	$ 3,848,712
Carrying Value	$ 0		$ 0	$ 3,887,200
% of Total	0.00%		0.00%	0.90%
Other
Loans and Financing Receivable
Number Of Loans | Loans	3		3	1
Principal Balance	$ 46,554,470		$ 45,864,701	$ 16,767,984
Carrying Value	46,848,993		46,113,623	16,767,984
Allowance for Loan and Lease Losses, Real Estate	$ (12,800,000)		$ (12,800,000)	$ (2,500,000)
% of Total	8.20%		9.50%	3.90%